Borrowings - Total Loans (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt [Abstract]
Total borrowings	$ 222,605	$ 120,660
Less: current portion of long-term debt	(27,626)	(42,499)
Less: current portion financial liability	(7,665)	0
Less: Deferred financing costs	(3,644)	(1,627)
Total long-term borrowings, net	$ 183,670	$ 76,534